JPMorgan International Equity Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Australia — 2.7%
BHP Group Ltd.	2,184	67,948
BHP Group Ltd.	556	17,323
Woodside Energy Group Ltd.	1,356	34,948
Woodside Energy Group Ltd.	168	4,312
		124,531
Austria — 0.6%
Erste Group Bank AG	758	28,662
Belgium — 1.1%
KBC Group NV	644	48,428
Denmark — 3.7%
Carlsberg A/S, Class B	329	49,315
Genmab A/S *	59	24,331
Novo Nordisk A/S, Class B	587	94,725
		168,371
France — 15.8%
Air Liquide SA	376	67,636
Airbus SE	332	48,903
AXA SA	1,401	43,067
BNP Paribas SA	667	43,985
Capgemini SE	245	44,455
Engie SA	1,378	22,604
Kering SA	68	39,089
L'Oreal SA	118	55,075
LVMH Moet Hennessy Louis Vuitton SE	112	103,904
Pernod Ricard SA	163	35,947
Safran SA	371	61,505
TotalEnergies SE	1,653	100,440
Vinci SA	457	53,656
		720,266
Germany — 9.1%
adidas AG	161	32,547
Allianz SE (Registered)	344	82,306
Deutsche Boerse AG	295	56,550
Deutsche Telekom AG (Registered)	2,253	49,108
DHL Group	327	16,816
Infineon Technologies AG	1,391	61,123
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	129	48,627
RWE AG	1,625	69,920
		416,997
Hong Kong — 3.9%
AIA Group Ltd.	6,792	67,954
Hong Kong Exchanges & Clearing Ltd.	865	36,474

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Prudential plc	3,066	42,571
Techtronic Industries Co. Ltd.	2,593	29,458
		176,457
India — 1.0%
HDFC Bank Ltd., ADR	651	44,453
Italy — 1.1%
UniCredit SpA	1,914	48,472
Japan — 20.2%
Ajinomoto Co., Inc.	333	12,968
Bridgestone Corp.	1,271	52,761
Daikin Industries Ltd.	356	71,922
Hoya Corp.	514	59,907
Keyence Corp.	170	76,062
Kyowa Kirin Co. Ltd.	1,446	27,612
Mitsubishi UFJ Financial Group, Inc.	5,681	45,746
Nippon Telegraph & Telephone Corp.	63,538	72,860
Recruit Holdings Co. Ltd.	1,216	42,110
Seven & i Holdings Co. Ltd.	1,051	43,580
Shimano, Inc.	188	28,352
Shin-Etsu Chemical Co. Ltd.	2,136	70,373
SMC Corp.	77	40,185
Sony Group Corp.	911	85,321
Sumitomo Mitsui Financial Group, Inc.	955	44,743
Terumo Corp.	1,138	37,282
Tokio Marine Holdings, Inc.	2,839	65,292
Tokyo Electron Ltd.	295	44,336
		921,412
Macau — 0.7%
Sands China Ltd. *	8,470	32,631
Netherlands — 5.4%
ASML Holding NV	151	108,261
Shell plc	4,509	136,655
		244,916
Singapore — 1.7%
DBS Group Holdings Ltd.	3,049	78,660
South Africa — 1.0%
Anglo American plc	1,540	47,349
South Korea — 1.2%
Samsung Electronics Co. Ltd., GDR (a)	23	30,943
Samsung Electronics Co. Ltd., GDR (a)	18	24,639
		55,582

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — 3.3%
Iberdrola SA	7,071	88,259
Industria de Diseno Textil SA	1,634	62,552
		150,811
Sweden — 3.6%
Atlas Copco AB, Class A	3,208	45,575
Sandvik AB	1,614	32,784
Svenska Handelsbanken AB, Class A	3,769	33,088
Volvo AB, Class B	2,493	54,989
		166,436
Switzerland — 2.8%
Cie Financiere Richemont SA (Registered)	329	52,922
Lonza Group AG (Registered)	74	43,024
Straumann Holding AG (Registered)	183	30,372
		126,318
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	350	34,687
United Kingdom — 8.9%
3i Group plc	2,055	52,131
AstraZeneca plc	799	114,876
Diageo plc	1,376	60,060
Lloyds Banking Group plc	92,190	53,262
London Stock Exchange Group plc	531	57,639
RELX plc	2,112	70,976
		408,944
United States — 9.2%
Ferguson plc	258	41,459
Nestle SA (Registered)	1,315	161,094
Roche Holding AG	341	105,829
Schneider Electric SE	325	58,030
Stellantis NV	2,658	54,525
		420,937
Total Common Stocks (Cost $3,397,195)		4,465,320
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (b) (c)(Cost $90,907)	90,889	90,907
Total Investments — 99.8% (Cost $3,488,102)		4,556,227
Other Assets Less Liabilities — 0.2%		10,811
NET ASSETS — 100.0%		4,567,038

Percentages indicated are based on net assets.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.3%
Insurance	7.7
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	6.1
Semiconductors & Semiconductor Equipment	5.4
Textiles, Apparel & Luxury Goods	5.0
Machinery	4.5
Capital Markets	4.4
Food Products	3.8
Beverages	3.2
Chemicals	3.0
Metals & Mining	2.9
Health Care Equipment & Supplies	2.8
Diversified Telecommunication Services	2.7
Professional Services	2.5
Aerospace & Defense	2.4
Electric Utilities	1.9
Household Durables	1.9
Electronic Equipment, Instruments & Components	1.7
Building Products	1.6
Independent Power and Renewable Electricity Producers	1.5
Specialty Retail	1.4
Electrical Equipment	1.3
Technology Hardware, Storage & Peripherals	1.2
Personal Care Products	1.2
Automobiles	1.2
Construction & Engineering	1.2
Automobile Components	1.2
IT Services	1.0
Consumer Staples Distribution & Retail	1.0
Others (each less than 1.0%)	4.5
Short-Term Investments	2.0

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$124,531	$—	$124,531
Austria	—	28,662	—	28,662
Belgium	—	48,428	—	48,428
Denmark	—	168,371	—	168,371
France	—	720,266	—	720,266
Germany	—	416,997	—	416,997
Hong Kong	—	176,457	—	176,457
India	44,453	—	—	44,453

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$48,472	$—	$48,472
Japan	—	921,412	—	921,412
Macau	—	32,631	—	32,631
Netherlands	—	244,916	—	244,916
Singapore	—	78,660	—	78,660
South Africa	—	47,349	—	47,349
South Korea	—	55,582	—	55,582
Spain	—	150,811	—	150,811
Sweden	—	166,436	—	166,436
Switzerland	—	126,318	—	126,318
Taiwan	34,687	—	—	34,687
United Kingdom	—	408,944	—	408,944
United States	—	420,937	—	420,937
Total Common Stocks	79,140	4,386,180	—	4,465,320
Short-Term Investments
Investment Companies	90,907	—	—	90,907
Total Investments in Securities	$170,047	$4,386,180	$—	$4,556,227
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	$57,920	$1,466,633	$1,433,505	$(140)	$(1)	$90,907	90,889	$2,989	$2
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	93,074	845,000	938,093	23	(4)	—	—	2,154	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	10,497	539,061	549,558	—	—	—	—	434	—
Total	$161,491	$2,850,694	$2,921,156	$(117)	$(5)	$90,907		$5,577	$2

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.